Long-term Investments - Equity Method (Details)					1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 30, 2016 USD ($) shares	Aug. 12, 2016 USD ($) shares	Dec. 03, 2014 shares	Jul. 09, 2014 shares	May 31, 2015 USD ($) $ / shares	Jan. 31, 2015 USD ($) $ / shares	Jun. 30, 2017 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2017 $ / shares	Dec. 31, 2017 USD ($) $ / shares	Aug. 31, 2016 USD ($)	Apr. 15, 2016 $ / shares	Jan. 15, 2015	Dec. 31, 2014 USD ($)	Jul. 08, 2014
Marketable equity securities designated as available-for-sale
Long-term investments, net									$ 1,318,207,000	$ 1,212,640,000		$ 1,288,816,000				$ 860,003,000
Change in fair value of option liability (Note 4)									(28,456,000)
Impairment charge for equity method investments									$ 2,500,000	0
Closing price (in dollars per share) | $ / shares									$ 60.79			$ 100.31
E-House
Marketable equity securities designated as available-for-sale
Ownership percentage (as a percent)		43.00%
Realized gain on equity method investment								$ 4,600,000
Cash dividends received					$ 4,400,000	$ 5,900,000
Dividend per share (in dollars per share) | $ / shares					$ 0.15	$ 0.2
Equity contribution		$ 340,700,000											$ 140,000,000
Period for repurchase of equity interest held by entity under equity method investment		18 months
Option liability		$ 3,100,000							$ 28,500,000
Recognized loss as fair value change in option liability									$ 28,500,000
Repurchase of ordinary shares upon exercising option right (in shares) | shares	49,764,809
Shares held for investment under equity method investment (in shares) | shares		49,764,809
Leju
Marketable equity securities designated as available-for-sale
Ownership percentage (as a percent)									31.10%
Cash consideration	$ 127,600,000
Repurchase of ordinary shares upon exercising option right (in shares) | shares	40,651,187
Repurchase of ordinary shares upon exercise with a fair value	$ 195,100,000								$ 202,200,000
Shares held for investment under equity method investment (in shares) | shares									42,117,874
Loss pick up								30,800,000
Impairment charge for equity method investments							$ 113,100,000	113,100,000
Closing price (in dollars per share) | $ / shares												$ 1.36
Aggregate market value												$ 60,600,000
Leju | ADS
Marketable equity securities designated as available-for-sale
Closing price (in dollars per share) | $ / shares							$ 1.84					$ 1.44
Tian Ge
Marketable equity securities designated as available-for-sale
Ownership percentage (as a percent)				25.00%													36.00%
Cash dividends received								$ 2,700,000	$ 2,300,000	2,300,000
Tian Ge | ADS
Marketable equity securities designated as available-for-sale
Aggregate market value												$ 236,500,000
E-House
Marketable equity securities designated as available-for-sale
Cash consideration (in dollars per share) | $ / shares														$ 6.85
E-House | Leju
Marketable equity securities designated as available-for-sale
Ownership percentage (as a percent)			1.00%												1.00%
Number of shares to be distributed (in shares) | shares			7,103,946
Number of shares to be distributed for each outstanding ordinary share of E-House (in shares) | shares			0.05
Number of shares to be distributed to holders of E-House ADSs (in shares) | shares			3,878,324
Number of ordinary shares represented by each American depositary share (in shares)			1
Tian Ge | ADS
Marketable equity securities designated as available-for-sale
Closing price (in dollars per share) | (per share)											$ 6.16	$ 0.79
Equity Method
Marketable equity securities designated as available-for-sale
Long-term investments, net												$ 314,800,000
Equity Method | E-House
Marketable equity securities designated as available-for-sale
Long-term investments, net										210,461,000						$ 226,640,000
Equity Method | Leju
Marketable equity securities designated as available-for-sale
Long-term investments, net									$ 199,662,000	$ 4,344,000		57,409,000
Equity Method | Tian Ge
Marketable equity securities designated as available-for-sale
Long-term investments, net												$ 98,100,000
Leju | E-House
Marketable equity securities designated as available-for-sale
Number of shares received (in shares) | shares			1,466,687
Leju | E-House
Marketable equity securities designated as available-for-sale
Percentage of outstanding common shares considered for repurchase of equity (as a percent)		30.00%
IPO | Tian Ge
Marketable equity securities designated as available-for-sale
Number of shares issued (in shares) | shares				349,900,000